Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (63,821)	$ (40,333)	$ (57,474)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation expenses	77	77	48
Share-based compensation	8,194	2,101	6,560
Non-cash operating lease expense	659	650
Other income from government grant			(307)
Changes in assets and liabilities:
Advances to suppliers	1,014	(3,310)	316
Due from related parties		481	(481)
Prepaid expenses and other current assets	52	(137)	(28)
Other noncurrent assets	(334)	(36)	(549)
Accounts payable	(321)	(7,049)	6,207
Accrued expenses	(291)	366	4,688
Operating lease liabilities	(621)	(697)
Other current liabilities	2,372	(275)	1,065
Deferred revenue	9,275
Net cash used in operating activities	(43,745)	(48,162)	(39,955)
Cash flows from investing activities:
Acquisitions of property and equipment	(52)	(4)	(207)
Proceeds from maturity of short-term investments			3,074
Net cash provided by (used in) investing activities	(52)	(4)	2,867
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of underwriting discounts and commissions	112,577	69,454	14,000
Proceeds from issuance of redeemable noncontrolling interests, net of issuance cost	5,233
Capital contribution from noncontrolling interests	80	10,083
Proceeds from Forward	278
Payments of offering costs	(939)	(888)	(755)
Proceeds from loans	635	2,986
Proceeds from related party borrowings	35	5,894
Repayments of loans		(1,493)
Repayments of related party borrowings	(64)	(5,865)
Net cash provided by financing activities	117,835	80,171	13,245
Effect of foreign exchange rate changes	(434)	39	251
Net (decrease) increase in cash and cash equivalents	73,604	32,044	(23,592)
Cash and cash equivalents at beginning of year	35,933	3,889	27,481
Cash and cash equivalents at end of year	109,537	35,933	3,889
Supplemental disclosures of cash flow information:
Interest paid	85	202
Interest received	166	131	234
Non-cash activities:
Operating right-of-use assets obtained in exchange for operating lease liabilities	$ 295